Digital Currencies and Derivative Asset - Schedule of holdings of digital currencies (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Digital currencies	$ 47,326	$ 181,146
Bitcoin [Member]
Finite-Lived Intangible Assets [Line Items]
Digital currencies	46,463	180,741	$ 161,258
Ethereum Classic [Member]
Finite-Lived Intangible Assets [Line Items]
Digital currencies	6	6	$ 196
Other currencies [Member]
Finite-Lived Intangible Assets [Line Items]
Digital currencies	$ 857	$ 399